PREPAYMENTS AND OTHER CURRENT ASSETS, NET	12 Months Ended
Dec. 31, 2024
PREPAYMENTS AND OTHER CURRENT ASSETS, NET
PREPAYMENTS AND OTHER CURRENT ASSETS, NET

6. PREPAYMENTS AND OTHER CURRENT ASSETS, NET

Prepayments and other current assets are as follows:

	December 31,	December 31,	December 31,
	2023	2024	2024
	RMB	RMB	US$
	(in thousands)		(Note 3)
Employee advances	401	620	85
Input VAT recoverable	4,121	3,767	516
Prepayments and deposits	22,222	18,327	2,511
Other receivables, net of allowance for doubtful accounts of RMB40,426 (in thousands) and RMB39,577 (in thousands), as of December 31, 2023 and 2024, respectively	2,167	3,333	456
Total	28,911	26,047	3,568

In March 2024, the Group signed a Bitcoin mining machine sales contract with SMI CS PTE LTD. We sold 200 units of S19 Bitcoin mining machines for US$200,000 (US$20,000 in cash and the equivalent value of US$180,000 via the issuance of newly issued shares of Buyer). As of December 31, 2024, the balance of our other accounts receivable was RMB 1.4 million (US$0.2 million).